LEASE LIABILITIES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Leases [Abstract]
2025	$ 1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	10,718,831
Total undiscounted lease liabilities	16,218,421	$ 14,488,346
Effects of discounting	(6,651,285)
Total present value of minimum lease payments	9,567,136
Current portion of lease liability	374,548	398,723
Lease liability	$ 9,192,588	$ 8,554,702